Borrowings (Current) (Details) - Schedule of Borrowings Consist - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Secured Borrowings
Vehicle loan from financial institution	$ 10,946	$ 10,044
Term Loans from a Bank		227,983
Unsecured Borrowings
0% Senior Convertible Notes	3,333,333
Preferred convertible Security
Loan from directors	532,960	1,457,840
Loan from a related party	1,304	32,323
Loan from others	10,587
Total borrowings	$ 3,889,131	$ 1,728,190